Classification of operating expenses by nature	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Classification of operating expenses by nature	Classification of operating expenses by nature
Details of classification of expenses by nature for the three and six months ended June 30, 2026 and 2025 are as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Personnel expenses	$5,790	$5,034	$12,221	$12,962
Depreciation and amortization	2,270	885	4,486	1,714
Depreciation of right-of-use assets	483	293	973	576
Taxes and dues	7,767	4,383	11,706	8,282
Fees and commissions	27,685	27,555	56,156	55,255
Advertising expenses	11,749	11,442	26,849	23,982
Other expenses	2,041	2,907	4,002	3,580
Total (1)	$57,785	$52,499	$116,393	$106,351
(1)Represents the sum of cost of revenue, sales and marketing, research and development, and general and administrative expenses as included in the consolidated interim statement of comprehensive income.